Property and Equipment, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense related to property and equipment	$ 53.5	$ 45.5	$ 43.4